UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

Portfolio of Investments

Columbia Large Cap Growth ETF

January 31, 2014 (Unaudited)

Issuer	Shares	Value ($)
Common Stocks 100.3%
Consumer Discretionary 19.7%
Auto Components 1.4%
Dana Holding Corp.	410	7,757
Delphi Automotive PLC	320	19,485
Total Auto Components		27,242

Automobiles 1.0%
General Motors Co.*	543	19,591

Hotels, Restaurants & Leisure 2.9%
Las Vegas Sands Corp.	217	16,605
Starwood Hotels & Resorts Worldwide, Inc.	500	37,355
Total Hotels, Restaurants & Leisure		53,960

Household Durables 1.2%
Mohawk Industries, Inc.*	160	22,749

Internet & Catalog Retail 4.1%
Amazon.com, Inc.*	105	37,662
Netflix, Inc.*	29	11,871
priceline.com, Inc.*	25	28,622
Total Internet & Catalog Retail		78,155

Media 3.1%
DISH Network Corp. Class A*	436	24,582
Time Warner Cable, Inc.	175	23,322
Twenty-First Century Fox, Inc. Class A	335	10,660
Total Media		58,564

Multiline Retail 0.4%
Dillard’s, Inc. Class A	81	7,071

Specialty Retail 3.5%
Home Depot, Inc. (The)	193	14,832
Lowe’s Cos., Inc.	575	26,617
O’Reilly Automotive, Inc.*	118	15,456
Williams-Sonoma, Inc.	190	10,359
Total Specialty Retail		67,264

Textiles, Apparel & Luxury Goods 2.1%
NIKE, Inc. Class B	160	11,656
VF Corp.	494	28,874
Total Textiles, Apparel & Luxury Goods		40,530
Total Consumer Discretionary		375,126

Consumer Staples 4.0%
Beverages 2.4%
Anheuser-Busch InBev NV(a)	230	22,054
Coca-Cola Enterprises, Inc.	520	22,511
Total Beverages		44,565

Household Products 0.7%
Procter & Gamble Co. (The)	183	14,021

Personal Products 0.9%
Estee Lauder Cos., Inc. (The) Class A	240	16,498
Total Consumer Staples		75,084

Energy 4.7%
Energy Equipment & Services 2.9%
Halliburton Co.	383	18,771
Schlumberger Ltd.	406	35,553
Total Energy Equipment & Services		54,324

Oil, Gas & Consumable Fuels 1.8%
EOG Resources, Inc.	100	16,524
EQT Corp.	94	8,724
Exxon Mobil Corp.	103	9,493
Total Oil, Gas & Consumable Fuels		34,741
Total Energy		89,065

Financials 5.5%
Capital Markets 2.1%
BlackRock, Inc.	93	27,944
Invesco Ltd.	380	12,635
Total Capital Markets		40,579

Commercial Banks 1.5%
Fifth Third Bancorp	707	14,861
Wells Fargo & Co.	310	14,056
Total Commercial Banks		28,917

Diversified Financial Services 1.0%
Citigroup, Inc.	380	18,023

Real Estate Investment Trusts (REITs) 0.9%
Simon Property Group, Inc.	110	17,032
Total Financials		104,551

Health Care 16.7%
Biotechnology 6.9%
Amgen, Inc.	114	13,560
Celgene Corp.*	167	25,372
Celldex Therapeutics, Inc.*	77	1,985
Cubist Pharmaceuticals, Inc.*	98	7,163
Gilead Sciences, Inc.*	710	57,261
Pharmacyclics, Inc.*	70	9,315
Vertex Pharmaceuticals, Inc.*	212	16,756
Total Biotechnology		131,412

Health Care Equipment & Supplies 4.4%
Abbott Laboratories	321	11,768
Medtronic, Inc.	337	19,061
St. Jude Medical, Inc.	430	26,114
Zimmer Holdings, Inc.	273	25,654
Total Health Care Equipment & Supplies		82,597

Health Care Providers & Services 1.1%
Cardinal Health, Inc.	310	21,086

Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc.	105	12,090

Issuer	Shares	Value ($)
Common Stocks (continued)
Pharmaceuticals 3.7%
AbbVie, Inc.	713	35,101
Bristol-Myers Squibb Co.	340	16,990
Johnson & Johnson	210	18,579
Total Pharmaceuticals		70,670
Total Health Care		317,855

Industrials 14.3%
Aerospace & Defense 4.4%
Boeing Co. (The)	150	18,789
Honeywell International, Inc.	298	27,186
Raytheon Co.	408	38,789
Total Aerospace & Defense		84,764

Air Freight & Logistics 0.7%
FedEx Corp.	98	13,065

Commercial Services & Supplies 1.8%
Tyco International Ltd.	836	33,850

Electrical Equipment 3.2%
Eaton Corp. PLC	453	33,110
Rockwell Automation, Inc.	244	28,021
Total Electrical Equipment		61,131

Machinery 1.1%
Pall Corp.	262	20,986

Professional Services 0.9%
Nielsen Holdings NV	390	16,493

Road & Rail 2.2%
J.B. Hunt Transport Services, Inc.	249	18,688
Union Pacific Corp.	130	22,651
Total Road & Rail		41,339
Total Industrials		271,628

Information Technology 28.5%
Communications Equipment 2.6%
Cisco Systems, Inc.	293	6,420
QUALCOMM, Inc.	585	43,419
Total Communications Equipment		49,839

Computers & Peripherals 6.5%
Apple, Inc.	182	91,109
EMC Corp.	1,359	32,942
Total Computers & Peripherals		124,051

Electronic Equipment, Instruments & Components 0.2%
Sanmina Corp.*	205	3,427

Internet Software & Services 7.7%
eBay, Inc.*	336	17,875
Facebook, Inc. Class A*	455	28,469
Google, Inc. Class A*	64	75,582
Linkedin Corp. Class A*	110	23,673
Total Internet Software & Services		145,599

IT Services 2.8%
Accenture PLC Class A	225	17,973
International Business Machines Corp.	72	12,721
MasterCard, Inc. Class A	300	22,704
Total IT Services		53,398

Semiconductors & Semiconductor Equipment 3.3%
Avago Technologies Ltd.	240	13,114
KLA-Tencor Corp.	370	22,744
NXP Semiconductors NV*	326	15,762
Xilinx, Inc.	239	11,094
Total Semiconductors & Semiconductor Equipment		62,714

Software 5.4%
Microsoft Corp.	1,264	47,843
Qlik Technologies, Inc.*	350	9,457
Red Hat, Inc.*	280	15,820
Salesforce.com, Inc.*	490	29,660
Total Software		102,780
Total Information Technology		541,808

Materials 5.4%
Chemicals 4.4%
Celanese Corp. Series A	266	13,470
LyondellBasell Industries NV Class A	337	26,542
Monsanto Co.	300	31,965
PPG Industries, Inc.	60	10,942
Total Chemicals		82,919

Containers & Packaging 1.0%
Packaging Corp. of America	305	19,703
Total Materials		102,622

Telecommunication Services 1.5%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc.	603	28,956
Total Telecommunication Services		28,956
Total Common Stocks (Cost $1,454,704)		1,906,695

Short Term Investment 0.6%
Money Market Fund 0.6%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%† (Cost $11,207)	11,207	11,207
Total Investments 100.9% (Cost 1,465,911)		1,917,902
Liabilities in Excess of Other Assets (0.9)%		(16,533)
Net Assets 100.0%		1,901,369

*	Non-income producing security.
(a)	American Depositary Receipts.
†	Represents average annualized seven-day yield as of January 31, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•    Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•    Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•    Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$1,906,695	$—	$—	$1,906,695
Money Market Fund	11,207	—	—	11,207
Total	$1,917,902	$—	$—	$1,917,902

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Select Large Cap Growth ETF

January 31, 2014 (Unaudited)

Issuer	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 20.4%
Auto Components 0.4%
Dana Holding Corp.	3,070	58,084

Automobiles 3.6%
Tesla Motors, Inc.*	2,972	539,151

Hotels, Restaurants & Leisure 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	747	55,808

Internet & Catalog Retail 6.5%
Amazon.com, Inc.*	1,155	414,287
priceline.com, Inc.*	491	562,141
Total Internet & Catalog Retail		976,428

Media 2.2%
Discovery Communications, Inc. Class A*	4,068	324,545

Multiline Retail 0.3%
Dillard’s, Inc. Class A	607	52,991

Specialty Retail 3.3%
Home Depot, Inc. (The)	1,444	110,971
TJX Cos., Inc.	6,743	386,779
Total Specialty Retail		497,750

Textiles, Apparel & Luxury Goods 3.7%
Michael Kors Holdings Ltd.*	6,866	548,799
Total Consumer Discretionary		3,053,556

Energy 6.7%
Energy Equipment & Services 3.4%
FMC Technologies, Inc.*	9,154	452,574
Schlumberger Ltd.	660	57,796
Total Energy Equipment & Services		510,370

Oil, Gas & Consumable Fuels 3.3%
EOG Resources, Inc.	2,179	360,058
EQT Corp.	702	65,153
Exxon Mobil Corp.	775	71,424
Total Oil, Gas & Consumable Fuels		496,635
Total Energy		1,007,005

Financials 1.6%
Capital Markets 1.6%
Franklin Resources, Inc.	4,543	236,281
Total Financials		236,281

Health Care 21.1%
Biotechnology 14.8%
Alexion Pharmaceuticals, Inc.*	1,903	302,063
Amgen, Inc.	853	101,464
Biogen Idec, Inc.*	1,167	364,851
Celgene Corp.*	2,620	398,057
Gilead Sciences, Inc.*	5,346	431,155
Pharmacyclics, Inc.*	1,437	191,222
Vertex Pharmaceuticals, Inc.*	5,360	423,654
Total Biotechnology		2,212,466

Health Care Equipment & Supplies 1.6%
Abbott Laboratories	2,409	88,314
Medtronic, Inc.	2,528	142,984
Total Health Care Equipment & Supplies		231,298

Life Sciences Tools & Services 1.1%
Illumina, Inc.*	1,065	161,880

Pharmaceuticals 3.6%
AbbVie, Inc.	1,450	71,383
Allergan, Inc.	2,207	252,922
Bristol-Myers Squibb Co.	4,413	220,518
Total Pharmaceuticals		544,823
Total Health Care		3,150,467

Industrials 8.9%
Aerospace & Defense 4.4%
Precision Castparts Corp.	1,848	470,778
Raytheon Co.	1,895	180,158
Total Aerospace & Defense		650,936

Air Freight & Logistics 0.7%
FedEx Corp.	734	97,857

Machinery 0.5%
Pall Corp.	1,035	82,903

Trading Companies & Distributors 3.3%
Fastenal Co.	11,301	496,453
Total Industrials		1,328,149

Information Technology 35.5%
Communications Equipment 0.8%
Cisco Systems, Inc.	2,194	48,071
QUALCOMM, Inc.	864	64,126
Total Communications Equipment		112,197

Computers & Peripherals 0.9%
Apple, Inc.	274	137,164

Electronic Equipment, Instruments & Components 0.2%
Sanmina Corp.*	1,533	25,632

Internet Software & Services 13.8%
Baidu, Inc.*(a)	2,080	325,520
Facebook, Inc. Class A*	7,648	478,535
Google, Inc. Class A*	433	511,360
Linkedin Corp. Class A*	1,707	367,363
MercadoLibre, Inc.	3,945	380,653
Total Internet Software & Services		2,063,431

IT Services 6.2%
Cognizant Technology Solutions Corp. Class A*	4,199	406,967
International Business Machines Corp.	539	95,231
Visa, Inc. Class A	1,983	427,198
Total IT Services		929,396

Issuer	Shares	Value ($)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment 2.6%
ARM Holdings PLC(a)	6,554	301,943
Xilinx, Inc.	1,795	83,324
Total Semiconductors & Semiconductor Equipment		385,267

Software 11.0%
Microsoft Corp.	3,024	114,458
Red Hat, Inc.*	8,574	484,431
Salesforce.com, Inc.*	9,287	562,142
VMware, Inc. Class A*	5,412	487,838
Total Software		1,648,869
Total Information Technology		5,301,956

Materials 4.4%
Chemicals 3.4%
Monsanto Co.	3,986	424,708
PPG Industries, Inc.	452	82,427
Total Chemicals		507,135

Containers & Packaging 1.0%
Packaging Corp. of America	2,288	147,805
Total Materials		654,940

Telecommunication Services 0.6%
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	1,697	81,490
Total Telecommunication Services		81,490
Total Common Stocks (Cost $12,510,295)		14,813,844

Short Term Investment 1.0%
Money Market Fund 1.0%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%† (Cost $152,892)	152,892	152,892
Total Investments 100.2% (Cost 12,663,187)		14,966,736
Liabilities in Excess of Other Assets (0.2)%		(24,966)
Net Assets 100.0%		14,941,770

*	Non-income producing security.
(a)	American Depositary Receipts.
†	Represents average annualized seven-day yield as of January 31, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•    Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•    Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•    Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$14,813,844	$—	$—	$14,813,844
Money Market Fund	152,892	—	—	152,892
Total	$14,966,736	$—	$—	$14,966,736

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Select Large Cap Value ETF

January 31, 2014 (Unaudited)

Issuer	Shares	Value ($)
Common Stocks 100.1%
Consumer Discretionary 8.2%
Multiline Retail 2.4%
Nordstrom, Inc.	1,700	97,665

Specialty Retail 5.8%
Gap, Inc. (The)	2,476	94,286
Lowe’s Cos., Inc.	3,000	138,870
Total Specialty Retail		233,156
Total Consumer Discretionary		330,821

Consumer Staples 11.5%
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	800	89,888

Food Products 4.3%
Tyson Foods, Inc. Class A	4,704	175,930

Tobacco 5.0%
Altria Group, Inc.	3,160	111,295
Philip Morris International, Inc.	1,150	89,861
Total Tobacco		201,156
Total Consumer Staples		466,974

Energy 15.5%
Oil, Gas & Consumable Fuels 15.5%
Anadarko Petroleum Corp.	1,500	121,035
Chevron Corp.	414	46,215
ConocoPhillips	1,150	74,692
Marathon Oil Corp.	2,600	85,254
Marathon Petroleum Corp.	800	69,640
Valero Energy Corp.	2,431	124,224
Williams Cos., Inc. (The)	2,700	109,323
Total Oil, Gas & Consumable Fuels		630,383
Total Energy		630,383

Financials 25.4%
Capital Markets 4.1%
Morgan Stanley	5,647	166,643

Commercial Banks 4.0%
Wells Fargo & Co.	3,600	163,224

Diversified Financial Services 10.0%
Bank of America Corp.	9,500	159,125
Citigroup, Inc.	2,400	113,832
JPMorgan Chase & Co.	2,350	130,096
Total Diversified Financial Services		403,053

Insurance 7.3%
MetLife, Inc.	1,959	96,089
Prudential Financial, Inc.	1,123	94,770
Unum Group	3,300	106,260
Total Insurance		297,119
Total Financials		1,030,039

Health Care 8.8%
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	1,450	99,035

Health Care Providers & Services 2.6%
Humana, Inc.	1,100	107,030

Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	3,000	149,910
Total Health Care		355,975

Industrials 14.0%
Aerospace & Defense 8.6%
General Dynamics Corp.	1,100	111,441
Honeywell International, Inc.	1,350	123,160
United Technologies Corp.	1,000	114,020
Total Aerospace & Defense		348,621

Road & Rail 5.4%
CSX Corp.	3,000	80,730
Union Pacific Corp.	800	139,392
Total Road & Rail		220,122
Total Industrials		568,743

Information Technology 6.3%
Communications Equipment 2.2%
Juniper Networks, Inc.*	3,300	87,813

Semiconductors & Semiconductor Equipment 4.1%
Applied Materials, Inc.	10,000	168,200
Total Information Technology		256,013

Materials 4.0%
Chemicals 2.2%
E.I. du Pont de Nemours & Co.	1,500	91,515

Metals & Mining 1.8%
Freeport-McMoRan Copper & Gold, Inc.	2,200	71,302
Total Materials		162,817

Telecommunication Services 3.6%
Diversified Telecommunication Services 3.6%
Verizon Communications, Inc.	3,000	144,060
Total Telecommunication Services		144,060

Utilities 2.8%
Independent Power Producers & Energy Traders 2.8%
AES Corp. (The)	8,000	112,480
Total Utilities		112,480
Total Common Stocks (Cost $3,082,497)		4,058,305

	Shares	Value ($)
Short Term Investment 0.3%
Money Market Fund 0.3%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%† (Cost $10,111)	10,111	10,111
Total Investments 100.4% (Cost 3,092,608)		4,068,416
Liabilities in Excess of Other Assets (0.4)%		(14,686)
Net Assets 100.0%		4,053,730

*	Non-income producing security.
†	Represents average annualized seven-day yield as of January 31, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$4,058,305	$—	$—	$4,058,305
Money Market Fund	10,111	—	—	10,111
Total	$4,068,416	$—	$—	$4,068,416

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Core Bond ETF

January 31, 2014 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Corporate Bonds 41.2%
Aerospace & Defense 0.7%
L-3 Communications Corp.
3.950%, 11/15/16	20,000	21,322
Lockheed Martin Corp.
2.125%, 09/15/16	15,000	15,477
Total Aerospace & Defense		36,799

Banking 6.3%
American Express Credit Corp.
1.098%, 06/24/14(a)	25,000	25,073
Bank of America Corp.
6.400%, 08/28/17	40,000	46,279
Bank of America NA
0.523%, 06/15/16(a)	10,000	9,902
Citigroup, Inc.
4.500%, 01/14/22	10,000	10,596
6.125%, 11/21/17	40,000	46,093
Fifth Third Bancorp
0.665%, 12/20/16(a)	10,000	9,907
Goldman Sachs Group, Inc. (The)
1.238%, 02/07/14(a)	20,000	20,001
5.250%, 07/27/21	10,000	10,966
6.000%, 06/15/20	30,000	34,581
HSBC Holdings PLC
5.100%, 04/05/21	10,000	11,177
JPMorgan Chase & Co.
5.150%, 10/01/15	25,000	26,652
6.400%, 05/15/38	10,000	12,223
KeyCorp
2.300%, 12/13/18	25,000	25,003
Morgan Stanley
4.750%, 04/01/14	15,000	15,091
4.750%, 03/22/17	10,000	10,942
Wells Fargo & Co.
1.250%, 02/13/15	10,000	10,081
Total Banking		324,567

Chemicals 1.1%
Dow Chemical Co.
8.550%, 05/15/19	30,000	38,600
Eastman Chemical Co.
5.500%, 11/15/19	15,000	16,859
Total Chemicals		55,459

Construction Machinery 1.1%
Caterpillar Financial Services Corp.
0.477%, 02/26/16(a)	10,000	10,023
5.450%, 04/15/18	30,000	34,317
John Deere Capital Corp.
0.875%, 04/17/15	10,000	10,053
Total Construction Machinery		54,393

Diversified Manufacturing 0.7%
Eaton Corp.
0.573%, 06/16/14(a)	10,000	10,010
United Technologies Corp.
3.100%, 06/01/22	25,000	24,971
Total Diversified Manufacturing		34,981

Electric 2.9%
Duke Energy Ohio, Inc.
0.382%, 03/06/15(a)	10,000	10,009
Entergy Corp.
3.625%, 09/15/15	10,000	10,360
Entergy Gulf States Louisiana LLC
3.950%, 10/01/20	10,000	10,721
Exelon Generation Co. LLC
5.200%, 10/01/19	10,000	10,926
MidAmerican Energy Holdings Co.
5.750%, 04/01/18	14,000	16,121
PPL Capital Funding, Inc.
3.400%, 06/01/23	10,000	9,525
PPL Energy Supply LLC
4.600%, 12/15/21	15,000	14,886
Sierra Pacific Power Co.
6.000%, 05/15/16	15,000	16,753
Southern California Edison Co.
0.693%, 09/15/14(a)	20,000	20,046
Southern Power Co.
4.875%, 07/15/15	30,000	31,743
Total Electric		151,090

Environmental 0.6%
Waste Management, Inc.
4.750%, 06/30/20	30,000	33,061

Food and Beverage 1.4%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/20	30,000	34,760
Campbell Soup Co.
3.800%, 08/02/42	2,000	1,618
ConAgra Foods, Inc.
1.900%, 01/25/18	25,000	24,908
PepsiCo, Inc.
0.447%, 02/26/16(a)	10,000	10,000
Total Food and Beverage		71,286

Foreign Agencies 0.5%
Petrobras International Finance Co.
5.875%, 03/01/18	15,000	15,904
Petroleos Mexicanos
5.500%, 06/27/44	10,000	8,942
Total Foreign Agencies		24,846

Gas Pipelines 1.7%
El Paso Corp.
6.500%, 09/15/20	20,000	21,452
El Paso Pipeline Partners Operating Co. LLC
5.000%, 10/01/21	10,000	10,625
Energy Transfer Partners LP
6.500%, 02/01/42	10,000	10,950

Issuer	Principal Amount ($)	Value ($)
NiSource Finance Corp.
5.250%, 02/15/43	10,000	10,112
5.800%, 02/01/42	15,000	16,510
TransCanada Pipelines Ltd.
3.800%, 10/01/20	10,000	10,518
Transcontinental Gas Pipe Line Co. LLC
4.450%, 08/01/42	10,000	9,235
Total Gas Pipelines		89,402

Health Care 1.5%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/20	30,000	31,769
Boston Scientific Corp.
6.250%, 11/15/15	15,000	16,334
McKesson Corp.
3.250%, 03/01/16	30,000	31,425
Total Health Care		79,528

Healthcare Insurance 0.4%
Aetna, Inc.
2.750%, 11/15/22	10,000	9,361
WellPoint, Inc.
3.300%, 01/15/23	10,000	9,575
Total Healthcare Insurance		18,936

Independent Energy 0.9%
Anadarko Petroleum Corp.
6.375%, 09/15/17	20,000	23,041
Encana Corp.
3.900%, 11/15/21	10,000	10,170
Nexen, Inc.
5.875%, 03/10/35	10,000	11,029
Total Independent Energy		44,240

Integrated Energy 1.2%
BP Capital Markets PLC
0.843%, 03/11/14(a)	10,000	10,006
Murphy Oil Corp.
5.125%, 12/01/42	10,000	9,028
Shell International Finance BV
3.100%, 06/28/15	10,000	10,377
Total Capital International SA
3.750%, 04/10/24	30,000	30,413
Total Integrated Energy		59,824

Life Insurance 2.3%
Genworth Holdings, Inc.
4.900%, 08/15/23	25,000	25,312
Hartford Financial Services Group, Inc.
5.375%, 03/15/17	25,000	27,772
MetLife, Inc.
6.400%, 12/15/36	40,000	41,400
Prudential Financial, Inc.
4.500%, 11/16/21	15,000	16,184
6.625%, 06/21/40	5,000	6,205
Total Life Insurance		116,873

Media Cable 1.2%
Comcast Corp.
5.150%, 03/01/20	20,000	22,695
DIRECTV Holdings LLC
2.400%, 03/15/17	8,000	8,203
6.375%, 03/01/41	10,000	10,688
Time Warner Cable, Inc.
7.300%, 07/01/38	20,000	20,733
Total Media Cable		62,319

Media Non-Cable 0.3%
Reed Elsevier Capital, Inc.
3.125%, 10/15/22	15,000	14,271

Metals 1.2%
Alcoa, Inc.
5.400%, 04/15/21	15,000	15,665
6.750%, 07/15/18	5,000	5,702
ArcelorMittal
6.000%, 03/01/21	5,000	5,225
Freeport-McMoRan Copper & Gold, Inc.
3.100%, 03/15/20	10,000	9,870
Rio Tinto Finance USA PLC
1.125%, 03/20/15	15,000	15,081
Vale Overseas Ltd.
4.375%, 01/11/22	10,000	9,648
Total Metals		61,191

Non-Captive Consumer 0.2%
Discover Financial Services
6.450%, 06/12/17	10,000	11,335

Non-Captive Diversified 1.3%
General Electric Capital Corp.
2.150%, 01/09/15	10,000	10,173
2.300%, 04/27/17	10,000	10,315
4.375%, 09/16/20	40,000	43,737
Total Non-Captive Diversified		64,225

Oil Field Services 0.1%
Weatherford International Ltd.
6.000%, 03/15/18	5,000	5,651

Other Financial Institutions 0.4%
NYSE Euronext
2.000%, 10/05/17	20,000	20,305

Pharmaceuticals 1.1%
Johnson & Johnson
0.331%, 05/15/14(a)	25,000	25,003
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/15	30,000	30,929
Total Pharmaceuticals		55,932

Property & Casualty 1.3%
ACE INA Holdings, Inc.
5.700%, 02/15/17	30,000	33,830
Berkshire Hathaway, Inc.
1.900%, 01/31/17	10,000	10,264
Liberty Mutual Group, Inc.
4.950%, 05/01/22	20,000	21,183
Total Property & Casualty		65,277

Issuer	Principal Amount ($)	Value ($)
Railroads 1.6%
Burlington Northern Santa Fe LLC
5.650%, 05/01/17	30,000	34,094
Canadian Pacific Railway Co.
6.500%, 05/15/18	10,000	11,783
CSX Corp.
7.375%, 02/01/19	30,000	37,111
Total Railroads		82,988

REITs 0.6%
Boston Properties LP
4.125%, 05/15/21	15,000	15,631
Duke Realty LP
6.750%, 03/15/20	5,000	5,819
Simon Property Group LP
2.150%, 09/15/17	10,000	10,232
Total REITs		31,682

Restaurants 0.7%
McDonald’s Corp.
2.625%, 01/15/22	10,000	9,795
Yum! Brands, Inc.
3.875%, 11/01/23	25,000	24,877
Total Restaurants		34,672

Retailers 0.6%
AutoZone, Inc.
5.750%, 01/15/15	30,000	31,470

Supermarkets 0.1%
Safeway, Inc.
4.750%, 12/01/21	3,000	3,096

Supranational 1.0%
European Investment Bank
5.125%, 05/30/17	25,000	28,335
International Finance Corp.
3.000%, 04/22/14	25,000	25,153
Total Supranational		53,488

Technology 3.4%
Apple, Inc.
2.400%, 05/03/23	15,000	13,733
Cisco Systems, Inc.
4.450%, 01/15/20	30,000	33,306
Hewlett-Packard Co.
0.638%, 05/30/14(a)	15,000	15,011
Intel Corp.
3.300%, 10/01/21	25,000	25,430
Jabil Circuit, Inc.
7.750%, 07/15/16	30,000	34,163
Oracle Corp.
6.500%, 04/15/38	30,000	37,936
Xerox Corp.
1.059%, 05/16/14(a)	15,000	15,022
Total Technology		174,601

Transportation Services 0.2%
ERAC USA Finance LLC
5.625%, 03/15/42	10,000	10,741

Wireless 0.4%
American Tower Corp.
5.050%, 09/01/20	20,000	21,846

Wirelines 2.2%
AT&T, Inc.
1.700%, 06/01/17	10,000	10,087
5.800%, 02/15/19	30,000	34,902
Telecom Italia Capital SA
6.175%, 06/18/14	7,000	7,126
7.175%, 06/18/19	5,000	5,650
Verizon Communications, Inc.
3.650%, 09/14/18	30,000	31,914
6.350%, 04/01/19	20,000	23,684
Total Wirelines		113,363
Total Corporate Bonds (Cost $2,022,760)		2,113,738

U.S. Government & Agency Obligations 36.4%
Federal National Mortgage Association 18.3%
2.375%, 07/28/15	100,000	103,080
3.000%, 02/16/27(b)	125,000	129,004
3.500%, 01/25/24	33,952	35,602
3.500%, 02/15/26(b)	75,000	79,055
3.500%, 02/15/41(b)	100,000	101,453
4.000%, 02/18/19(b)	25,000	26,645
4.000%, 03/01/26	26,250	28,005
4.000%, 06/25/37	3,147	3,242
4.000%, 02/13/40(b)	50,000	52,375
4.000%, 03/01/41	64,584	68,348
4.500%, 02/15/20(b)	25,000	26,746
4.500%, 02/01/22	11,403	12,286
4.500%, 08/01/39	103,309	110,856
4.500%, 03/01/41	51,786	55,665
5.000%, 03/01/24	2,795	3,030
5.000%, 10/01/39	35,054	38,289
5.500%, 04/01/38	18,433	20,259
6.000%, 09/01/39	22,188	24,585
6.500%, 09/01/38	17,797	19,792
Total Federal National Mortgage Association		938,317

Government National Mortgage Association 9.1%
1.883%, 04/16/32	22,730	22,814
2.169%, 11/16/37	12,478	12,612
2.210%, 11/16/34	13,613	13,672
2.210%, 12/16/35	28,037	28,244
3.500%, 02/21/42(b)	50,000	51,430
4.000%, 02/01/41(b)	75,000	79,491
4.500%, 06/16/34	6,077	6,156
4.500%, 02/01/41(b)	175,000	189,848
5.000%, 02/15/40	24,135	26,573
5.500%, 02/15/37(b)	25,000	27,618
6.000%, 12/15/37	9,635	10,707
Total Government National Mortgage Association		469,165

Issuer	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corporation 9.0%
2.500%, 05/27/16	200,000	209,440
3.500%, 03/15/24	8,861	9,207
3.500%, 09/15/24	5,968	6,205
3.750%, 03/27/19	100,000	109,887
5.000%, 02/01/40	74,725	81,323
5.500%, 05/01/35	27,372	30,023
6.000%, 10/01/38	12,960	14,287
6.500%, 08/01/38	2,236	2,493
Total Federal Home Loan Mortgage Corporation		462,865
Total U.S. Government & Agency Obligations (Cost $1,819,597)		1,870,347

U.S. Treasury Obligations 14.5%
U.S. Treasury Bond 7.3%
2.750%, 08/15/42	45,000	37,927
4.375%, 02/15/38	65,000	74,283
4.375%, 05/15/41	65,000	74,374
5.000%, 05/15/37	45,000	56,095
5.250%, 11/15/28	70,000	87,347
5.375%, 02/15/31	35,000	44,636
Total U.S. Treasury Bond		374,662

U.S. Treasury Note 5.6%
0.250%, 02/15/15	100,000	100,098
2.375%, 12/31/20	30,000	30,495
7.500%, 11/15/24	110,000	159,363
Total U.S. Treasury Note		289,956

U.S. Treasury Inflation Indexed Note-1.6%
0.125%, 04/15/16	75,000	81,599
Total U.S. Treasury Obligations (Cost $739,303)		746,217

Asset-Backed Securities — Non-Agency 3.0%
BMW Vehicle Owner Trust
0.760%, 08/25/15	7,118	7,126
Hyundai Auto Receivables Trust
2.450%, 12/15/16	15,461	15,626
Resolution Funding Corp Principal Strip
0.000%, 10/15/19	25,000	22,113
Small Business Administration Participation Certificates
3.150%, 07/01/33	24,499	24,320
3.920%, 10/01/29	34,559	36,289
Smart Trust/Australia
0.840%, 09/14/16	13,000	12,993
Toyota Auto Receivables Owner Trust
0.750%, 02/16/16	10,076	10,098
Volkswagen Auto Loan Enhanced Trust
1.980%, 09/20/17	25,000	25,259
Total Asset-Backed Securities — Non-Agency (Cost $151,321)		153,824

Municipal Bonds 1.9%
California 0.5%
State of California
7.550%, 04/01/39	20,000	27,909

Illinois 0.9%
Metropolitan Water Reclamation District of Greater Chicago
5.720%, 12/01/38	30,000	33,883
State of Illinois
5.877%, 03/01/19	10,000	11,090
Total Illinois		44,973

Ohio 0.5%
Bowling Green State University
Revenue Bonds
5.080%, 06/01/18	20,000	22,132
JobsOhio Beverage System Series B
Revenue Bonds
3.235%, 01/01/23	5,000	4,814
Total Ohio		26,946
Total Municipal Bonds (Cost $91,607)		99,828

Mortgage-Backed Securities 1.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322%, 12/11/49(c)	25,000	27,456
Greenwich Capital Commercial Funding Corp.
5.444%, 03/10/39(c)	25,000	27,588
Wachovia Bank Commercial Mortgage Trust
5.291%, 12/15/44(a) (c)	18,000	19,129
Total Mortgage-Backed Securities (Cost $74,698)		74,173

Foreign Government Obligations 0.6%
Brazilian Government International Bond
7.875%, 03/07/15	10,000	10,713
Mexico Government International Bond
3.625%, 03/15/22	8,000	7,872
Turkey Government International Bond
6.875%, 03/17/36	10,000	10,068
Total Foreign Government Obligations (Cost $29,264)		28,653

	Shares	Value ($)
Short Term Investment 15.5%
Money Market Fund 15.5%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%† (Cost $794,858)	794,858	794,858
Total Investments 114.5% (Cost $5,723,408)		5,881,638
Liabilities in Excess of Other Assets (14.5)%		(743,925)
Net Assets 100.0%		5,137,713

(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2014.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

†	Represents average annualized seven-day yield as of January 31, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$2,113,738	$—	$2,113,738
U.S. Government & Agency Obligations	—	1,870,347	—	1,870,347
U.S. Treasury Obligations	746,217	—	—	746,217
Asset-Backed Securities - Non-Agency	—	153,824	—	153,824
Municipal Bonds	—	99,828	—	99,828
Mortgage-Backed Securities	—	74,173	—	74,173
Foreign Government Obligations	—	28,653	—	28,653
Money Market Fund	794,858	—	—	794,858
Total	$1,541,075	$4,340,563	$—	$5,881,638

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Intermediate Municipal Bond ETF

January 31, 2014 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Municipal Bonds 98.5%
Alaska 6.4%
Alaska Industrial Development & Export Authority Revolving Fund
Series A
Revenue Bonds
5.000%, 04/01/19	100,000	116,931
North Slope Borough of Alaska
Series A
5.000%, 06/30/15	100,000	106,728
5.000%, 06/30/17	100,000	114,275
Total Alaska		337,934

Arizona 2.2%
City of Scottsdale
5.000%, 07/01/24	100,000	115,655

California 15.9%
California Health Facilities Financing Authority Revenue Scripps Health
Series A
Revenue Bonds
5.000%, 11/15/24	100,000	111,679
California State Economic Recovery
Series A
5.000%, 07/01/22	100,000	110,335
California State Public Works Board Lease Revenue Department of Correction and Rehabilitation
Revenue Bonds
5.000%, 06/01/20	200,000	235,814
California Statewide Communities Development Authority
Series A
Revenue Bonds
5.000%, 10/01/28	100,000	103,421
San Diego Public Facilities Financing Authority Sewer Revenue
Series A
Revenue Bonds
5.000%, 05/15/24	150,000	169,241
State of California
5.000%, 02/01/27	100,000	110,878
Total California		841,368

Colorado 2.1%
Denver Colorado City & County Airport Revenue System
Series A
Revenue Bonds
5.000%, 11/15/23	100,000	109,595

Florida 7.8%
Citizens Property Insurance Corp.
Series A-1
Revenue Bonds
5.500%, 06/01/17	150,000	171,744
Orlando Utilities Commission Utility
System Revenue
Series B
Revenue Bonds
5.000%, 10/01/23	100,000	113,980
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group
Revenue Bonds
5.000%, 08/15/14	125,000	128,271
Total Florida		413,995

Illinois 6.1%
City of Chicago Waterworks Revenue
Revenue Bonds
5.000%, 11/01/25	200,000	216,266
Illinois Finance Authority Revenue Swedish Covenant Hospital
Series A
Revenue Bonds
5.500%, 08/15/24	100,000	106,281
Total Illinois		322,547

Indiana 2.1%
Indiana Health & Education Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group
Series B
Revenue Bonds
5.000%, 02/15/16	100,000	109,337

Iowa 1.7%
Iowa Student Loan Liquidity Corp.
Series A-1
Revenue Bonds
3.875%, 12/01/16	85,000	88,658

Maryland 4.3%
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital
Series A
Revenue Bonds
5.000%, 07/01/21	200,000	225,358

Massachusetts 2.1%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross
Series B
Revenue Bonds
4.750%, 09/01/23	100,000	111,972

Missouri 3.4%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue
Series A
Revenue Bonds
5.000%, 01/01/16	165,000	178,253

Issuer	Principal Amount ($)	Value ($)
Nevada 3.0%
County of Clark Highway Improvement Revenue Motor Vehicle Fuel Tax
Revenue Bonds
5.000%, 07/01/19	135,000	158,263

New Jersey 5.8%
New Jersey Economic Development Authority Revenue School Facilities Construction
Series EE
Revenue Bonds
5.000%, 09/01/23	165,000	184,460
New Jersey Transportation Trust Fund Authority Transportation System
Series B
Revenue Bonds
5.500%, 12/15/19	100,000	120,070
Total New Jersey		304,530

New Mexico 2.2%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund
Series C
Revenue Bonds
5.250%, 06/15/18	100,000	114,209

New York 4.3%
New York State Thruway Authority
Series H
Revenue Bonds
5.000%, 01/01/22	100,000	112,088
New York State Thruway Authority Personal Income Tax Revenue Transportation System
Series A
Revenue Bonds
5.000%, 03/15/18	100,000	115,953
Total New York		228,041

North Carolina 3.1%
Charlotte, North Carolina Airport Revenue
Series B
Revenue Bonds
5.000%, 07/01/16	150,000	165,543

Oklahoma 2.1%
Oklahoma Municipal Power Authority Supply Systems Revenue
Series A
Revenue Bonds
5.000%, 01/01/23	100,000	111,685

Pennsylvania 2.1%
Lancaster County Solid Waste Management Authority
Series A
Revenue Bonds
5.250%, 12/15/29	100,000	109,510

Texas 9.6%
Harris County, Texas
Series C
Revenue Bonds
5.000%, 08/15/22	100,000	114,723
Leander Independent School District
5.250%, 08/15/17	100,000	115,850
Lower Colorado River Authority Texas Revenue
Revenue Bonds
5.000%, 05/15/22	100,000	111,407
North Texas Tollway Authority Revenue Specials Projects System
Series A
Revenue Bonds
5.000%, 09/01/30	150,000	164,241
Total Texas		506,221

Washington 10.2%
Energy Northwest Washington Electric Revenue Columbia Generating
Series A
Revenue Bonds
5.000%, 07/01/22	185,000	203,556
Energy Northwest Washington Electric Revenue Columbia Station
Series A
Revenue Bonds
5.000%, 07/01/22	75,000	87,706
FYI Properties Washington Lease Revenue Washington State District Project
Revenue Bonds
5.000%, 06/01/22	100,000	111,821
Port of Seattle Washington Revenue Authority
Revenue Bonds
5.500%, 09/01/20	115,000	136,224
Total Washington		539,307

Wisconsin 2.0%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc.
Series A
Revenue Bonds
5.250%, 04/15/24	100,000	107,216
Total Municipal Bonds (Cost $4,973,346)		5,199,197

	Shares	Value ($)
Short Term Investment 2.9%
Money Market Fund 2.9%
Dreyfus Tax Exempt Cash Management Institutional Shares 0.00%† (Cost $154,693)	154,693	154,693
Total Investments 101.4% (Cost $5,128,039)		5,353,890
Liabilities in Excess of Other Assets (1.4)%		(72,680)
Net Assets 100.0%		5,281,210

†                 Represents average annualized seven-day yield as of January 31, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,199,197	$—	$5,199,197
Money Market Fund	154,693	—	—	154,693
Total	$154,693	$5,199,197	$—	$5,353,890

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

The cost basis of investments for Federal income tax purposes at January 31, 2014 was as follows (unaudited)*:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
Columbia Large Cap Growth ETF	$1,460,567	$469,685	$(12,350)	$457,335
Columbia Select Large Cap Growth ETF	12,625,827	2,510,712	(169,803)	2,340,909
Columbia Select Large Cap Value ETF	3,090,351	1,013,457	(35,392)	978,065
Columbia Core Bond ETF	5,719,250	181,779	(19,391)	162,388
Columbia Intermediate Municipal Bond ETF	5,128,039	255,843	(29,992)	225,851

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.

For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2.    Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 24, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2014